Other Balance Sheet Accounts - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial assets [line items]
Security deposits	$ 4,267	$ 4,873
Other non-current assets
Disclosure of financial assets [line items]
Security deposits	$ 2,600	$ 3,300